INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Pre-tax Income (Loss)

The following table sets forth the components of the Company’s loss before income taxes by country (in thousands):

	Six Months Ended
	June 30,
	2022	2021
Country:
United States	$(55,939)	$(21,210)
Canada	19,297	(59,456)
Total Loss before Income Taxes	$(36,642)	$(80,666)

The following table sets forth the components of the Company’s loss before income taxes by country (in thousands):

	Year Ended December 31,
	2021	2020	2019
Country
United States	$(32,757)	$(35,529)	$(27,468)
Canada	24,148	14,577	(80,032)
Total Loss Before Income Taxes	$(8,609)	$(20,952)	$(107,500)

Components of Income Tax Benefit (Provision)

The Company’s tax benefit (provision) is comprised of the following components (in thousands):

	Six Months Ended
	June 30,
	2022	2021
Current tax benefit (provision)
Foreign	$3,875	$(288)
Total current benefit (provision)	$3,875	$(288)

The Company’s tax benefit (provision) is comprised of the following components (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current Tax Provision
Federal	$—	$—	$—
State	—	—	—
Foreign	(286)	(1,445)	—
Total current (provision)	$(286)	$(1,445)	$—
Deferred tax provision
Federal	$—	$—	$—
State	—	—	—
Foreign	8,559	—	—
Total deferred benefit (provision)	$8,559	$—	$—
Total Tax Benefit (Provision)	$8,273	$(1,445)	$—

Components of Deferred Tax Liabilities	The Company’s deferred tax liability is comprised of the following:

	June 30, 2022	December 31, 2021
Deferred tax liabilities
IPR&D	$—	$3,969
Total deferred tax liabilities	$—	$3,969

The following table sets forth the tax effects of temporary differences that gave rise to significant portions of the Company’s deferred tax assets and liabilities (in thousands):

	December 31,
	2021	2020	2019
Deferred tax assets:
NOL carryforwards	$63,381	$57,935	$50,727
R&D credit carryforwards	4,316	3,787	4,385
Accruals and other	4,058	3,811	2,464
Capitalized start-up costs	53	70	91
Other	41	28	57
Gross deferred tax assets	71,849	65,631	57,724
Deferred tax liabilities:
IPR&D	(3,969)	(12,528)	(12,528)
Gross deferred tax liabilities	(3,969)	(12,528)	(12,528)
Valuation allowance	(71,849)	(65,631)	(57,724)
Net Deferred Tax Liability	$(3,969)	$(12,528)	$(12,528)